SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of dilutive instruments (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	16,215,625	16,215,625
Sellers Notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	14,012,965	15,103,895
Convertible notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	4,722,875	5,317,252
Secured convertible note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	9,801,273	49,230,040
Subscription agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	938,967	4,354,048
Tau agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive		35,282
Promissory note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	379,375	6,215
Total Shares issuable under Convertible Note obligations
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	29,855,455	74,046,732
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	10,062,500	10,062,500
Private Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	5,553,125	5,553,125
Secured convertible note warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	600,000	600,000